3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation: Schedule of accounts of the Company and its subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
MAEPA Empreendimentos Mineiros e Participacoes Lda
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Portugal
Nature of operations	Exploration
Innomatik Exploration Kosovo LLC
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
AVU Kosova LLC
Statement [Line Items]
% of ownership	100.00%
Jurisdiction	Kosovo
Nature of operations	Exploration
Avrupa Holdings Inc
Statement [Line Items]
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]
Avrupa Portugal Holdings Inc
Statement [Line Items]
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]
Avrupa Kosovo Holdings Inc
Statement [Line Items]
% of ownership	100.00%	[1]
Jurisdiction	Barbados	[1]
Nature of operations	Holding	[1]
Akkerman Finland OY
Statement [Line Items]
% of ownership	49.00%	[2]
Jurisdiction	Finland	[2]
Nature of operations	Exploration	[2]

[1]	The companies are in the process of being wound up.
[2]	This company is accounted for using the equity method.